Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial assets - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	$ 3,973,937	$ 3,061,174
Debt Financial Instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	3,967,392	3,054,809
Equity Instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	$ 6,545	$ 6,365